Inventories - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INVENTORIES.
Inventories pledged as security for liabilities	$ 0	$ 0
Raw materials and consumables recognized as fuel expenses	$ 231,028,169	$ 280,739,362	$ 295,148,838